JNL/Mellon Capital DOW 10 FUND
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		JNL/Mellon Capital DOW 10 FUND JNL/Mellon Capital DOW 10 FUND (A)
Management Fee		0.29%
Distribution and Service (12b-1) Fees		0.20%
Other Expenses	[1]	0.17%
Total Annual Fund Operating Expenses		0.66%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital DOW 10 FUND JNL/Mellon Capital DOW 10 FUND (A)	67	211	368	822

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1st of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31 Class A

Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital DOW 10 FUND	1 Year	5 Years	10 Years
JNL/Mellon Capital DOW 10 FUND (A)	30.52%	19.87%	5.43%
JNL/Mellon Capital DOW 10 FUND (A) Dow Jones Industrial Average	29.65%	16.74%	7.44%

JNL/MC GLOBAL 15 FUND
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		JNL/MC GLOBAL 15 FUND JNL/MC GLOBAL 15 FUND (A)
Management Fee		0.29%
Distribution and Service (12b-1) Fees		0.20%
Other Expenses	[1]	0.21%
Total Annual Fund Operating Expenses		0.70%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC GLOBAL 15 FUND JNL/MC GLOBAL 15 FUND (A)	72	224	390	871

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31 Class A

Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC GLOBAL 15 FUND	1 Year	5 Years	10 Years
JNL/MC GLOBAL 15 FUND (A)	13.30%	13.94%	8.07%
JNL/MC GLOBAL 15 FUND (A) MSCI World Index	26.68%	15.02%	6.98%

JNL/MC NASDAQ 25 FUND
Investment Objective.
The investment objective of the Fund is total return.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MC NASDAQ 25 FUND		JNL/MC NASDAQ 25 FUND (A)	JNL/MC NASDAQ 25 FUND (B)
Management Fee		0.29%	0.29%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.19%	0.19%
Total Annual Fund Operating Expenses		0.68%	0.48%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MC NASDAQ 25 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC NASDAQ 25 FUND (A)	69	218	379	847
JNL/MC NASDAQ 25 FUND (B)	49	154	269	604

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®.  The process begins by determining the 75 stocks with the highest ratio of cash flow per share and from these companies the one-year change in cash flow per share is divided by stock price. These 75 stocks are ranked from highest to lowest, and 50 stocks are then selected. Based on prior six month appreciation the top 25 stocks are then selected.  The 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC NASDAQ 25 FUND	1 Year	5 Years	Since Inception	Inception Date
JNL/MC NASDAQ 25 FUND (A)	41.10%	22.03%	8.49%	Oct. 04, 2004
JNL/MC NASDAQ 25 FUND (A) Nasdaq 100 Index	36.90%	25.56%	11.09%	Oct. 04, 2004
JNL/MC NASDAQ 25 FUND (B)	41.44%	22.28%	8.96%	Dec. 03, 2007
JNL/MC NASDAQ 25 FUND (B) Nasdaq 100 Index	36.90%	25.56%	10.55%	Dec. 03, 2007

JNL/MC NASDAQ 25 FUND | JNL/MC NASDAQ 25 FUND (A)

JNL/MC NASDAQ 25 FUND | JNL/MC NASDAQ 25 FUND (B)

JNL/MC VALUE LINE 30 FUND
Investment Objective.
The investment objective of the Fund is to provide capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MC VALUE LINE 30 FUND		JNL/MC VALUE LINE 30 FUND (A)	JNL/MC VALUE LINE 30 FUND (B)
Management Fee		0.29%	0.29%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.23%	0.23%
Total Annual Fund Operating Expenses		0.72%	0.52%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MC VALUE LINE 30 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC VALUE LINE 30 FUND (A)	74	230	401	894
JNL/MC VALUE LINE 30 FUND (B)	53	167	291	653

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of 30 companies that Value Line® gives a #1 ranking for “TimelinessTM”.  Value Line® ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges.  Of these 1,700 stocks, only 100 are given Value Line’s #1 ranking for TimelinessTM, which reflects Value Line’s view of their probable price performance during the next six months relative to the other stocks ranked by Value Line®.  Value Line® bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.  The 30 companies are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result the Fund may lose its ability to use the intellectual property, or receive important data from the licensor.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC VALUE LINE 30 FUND	1 Year	5 Years	Since Inception	Inception Date
JNL/MC VALUE LINE 30 FUND (A)	34.83%	9.70%	5.00%	Oct. 04, 2004
JNL/MC VALUE LINE 30 FUND (A) SP 500 Index	32.39%	17.94%	7.65%	Oct. 04, 2004
JNL/MC VALUE LINE 30 FUND (B)	35.33%	9.88%	(2.65%)	Dec. 03, 2007
JNL/MC VALUE LINE 30 FUND (B) SP 500 Index	32.39%	17.94%	6.14%	Dec. 03, 2007

JNL/MC VALUE LINE 30 FUND | JNL/MC VALUE LINE 30 FUND (A)

JNL/MC VALUE LINE 30 FUND | JNL/MC VALUE LINE 30 FUND (B)

JNL/MC S&P 24 FUND
Investment Objective.
The investment objective of the Fund is total return through capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MC S&P 24 FUND		JNL/MC S&P 24 FUND (A)	JNL/MC S&P 24 FUND (B)
Management Fee		0.29%	0.29%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		0.66%	0.46%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MC S&P 24 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC S&P 24 FUND (A)	67	211	368	822
JNL/MC S&P 24 FUND (B)	47	148	258	579

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation.  To select the companies for the Fund, the Sub-Adviser selects the eight largest S&P economic sectors in the Standard & Poor’s 500 Composite Stock Price Index and then ranks the stocks in each of the eight sectors based on highest return on assets, highest buy back yield, and highest bullish indicator.  The Sub-Adviser then selects three companies from each of the eight sectors.  The 24 companies are selected on each “Stock Selection Date.”  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC S&P 24 FUND	1 Year	5 Years	Since Inception	Inception Date
JNL/MC S&P 24 FUND (A)	40.51%	17.89%	7.14%	May 01, 2006
JNL/MC S&P 24 FUND (A) SP 500 Index	32.39%	17.94%	6.91%	May 01, 2006
JNL/MC S&P 24 FUND (B)	40.84%	18.17%	7.31%	Dec. 03, 2007
JNL/MC S&P 24 FUND (B) SP 500 Index	32.39%	17.94%	6.14%	Dec. 03, 2007

JNL/MC S&P 24 FUND | JNL/MC S&P 24 FUND (A)

JNL/MC S&P 24 FUND | JNL/MC S&P 24 FUND (B)

JNL/MC S&P SMID 60 FUND
Investment Objective.
The investment objective of the Fund is to provide capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MC S&P SMID 60 FUND		JNL/MC S&P SMID 60 FUND (A)	JNL/MC S&P SMID 60 FUND (B)
Management Fee		0.29%	0.29%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		0.66%	0.46%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

he example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MC S&P SMID 60 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC S&P SMID 60 FUND (A)	67	211	368	822
JNL/MC S&P SMID 60 FUND (B)	47	148	258	579

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
Principal Investment Strategies. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large cap companies.

The Fund invests in the common stock of 30 companies included in the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400”) and 30 companies in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) (each an “Index”, collectively the “Indexes”).  The 60 companies are selected on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser selects the 60 companies from stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 according to a screening process that considers average daily dollar trading volume, price to book ratio, 3-month price appreciation, and ratio of cash flow per share to stock price.  The 30 companies selected from the S&P MidCap 400 are given twice the weight of the 30 companies selected from the S&P SmallCap 600.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC S&P SMID 60 FUND	1 Year	5 Years	Since Inception	Inception Date
JNL/MC S&P SMID 60 FUND (A)	36.89%	22.92%	8.74%	Apr. 30, 2007
JNL/MC S&P SMID 60 FUND (A) S&P Midcap 400 Index	33.50%	21.89%	8.27%	Apr. 30, 2007
JNL/MC S&P SMID 60 FUND (A) S&P Smallcap 600 Index	41.31%	21.37%	8.43%	Apr. 30, 2007
JNL/MC S&P SMID 60 FUND (B)	37.17%	23.12%	8.92%	Apr. 30, 2007
JNL/MC S&P SMID 60 FUND (B) S&P Midcap 400 Index	33.50%	21.89%	8.27%	Apr. 30, 2007
JNL/MC S&P SMID 60 FUND (B) S&P Smallcap 600 Index	41.31%	21.37%	8.43%	Apr. 30, 2007

JNL/MC S&P SMID 60 FUND | JNL/MC S&P SMID 60 FUND (A)

JNL/MC S&P SMID 60 FUND | JNL/MC S&P SMID 60 FUND (B)

JNL/MC NYSE INTERNATIONAL 25 FUND
Investment Objective.
The investment objective of the Fund is to provide capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MC NYSE INTERNATIONAL 25 FUND		JNL/MC NYSE INTERNATIONAL 25 FUND (A)	JNL/MC NYSE INTERNATIONAL 25 FUND (B)
Management Fee		0.33%	0.33%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.25%	0.25%
Total Annual Fund Operating Expenses		0.78%	0.58%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MC NYSE INTERNATIONAL 25 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC NYSE INTERNATIONAL 25 FUND (A)	80	249	433	966
JNL/MC NYSE INTERNATIONAL 25 FUND (B)	59	186	324	726

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”).  The 25 companies are selected on each Stock Selection Date by ranking the stocks of the NYSE International IndexSM based on two factors: price to book and price to cash flow. The Sub-Adviser then selects an equally-weighted portfolio of the 25 companies with the highest overall ranking on the two factors.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC NYSE INTERNATIONAL 25 FUND	1 Year	5 Years	Since Inception	Inception Date
JNL/MC NYSE INTERNATIONAL 25 FUND (A)	23.12%	7.74%	(1.24%)	Apr. 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND (A) NYSE International 100 Index	14.35%	10.29%	0.16%	Apr. 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND (B)	23.07%	7.90%	(1.07%)	Apr. 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND (B) NYSE International 100 Index	14.35%	10.29%	0.16%	Apr. 30, 2007

JNL/MC NYSE INTERNATIONAL 25 FUND | JNL/MC NYSE INTERNATIONAL 25 FUND (A)

JNL/MC NYSE INTERNATIONAL 25 FUND | JNL/MC NYSE INTERNATIONAL 25 FUND (B)

JNL/MC 25 FUND
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MC 25 FUND		JNL/MC 25 FUND (A)	JNL/MC 25 FUND (B)
Management Fee		0.28%	0.28%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses		0.64%	0.44%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MC 25 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC 25 FUND (A)	65	205	357	798
JNL/MC 25 FUND (B)	45	141	246	555

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”).  The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1st of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC 25 FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC 25 FUND (A)	36.86%	26.93%	10.66%
JNL/MC 25 FUND (A) S&P Midcap 400/Citigroup Value Index	34.26%	20.58%	9.98%
JNL/MC 25 FUND (A) SP 500 Index	32.39%	17.94%	7.41%
JNL/MC 25 FUND (B)	37.11%	27.21%		11.01%	May 01, 2006
JNL/MC 25 FUND (B) S&P Midcap 400/Citigroup Value Index	34.26%	20.58%		7.62%	May 01, 2006
JNL/MC 25 FUND (B) SP 500 Index	32.39%	17.94%		6.91%	May 01, 2006

JNL/MC 25 FUND | JNL/MC 25 FUND (A)

JNL/MC 25 FUND | JNL/MC 25 FUND (B)

JNL/MC JNL 5 FUND
Investment Objective.
The investment objective of the Fund is total return through capital appreciation and dividend income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MC JNL 5 FUND		JNL/MC JNL 5 FUND (A)	JNL/MC JNL 5 FUND (B)
Management Fee		0.27%	0.27%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		0.64%	0.44%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MC JNL 5 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC JNL 5 FUND (A)	65	205	357	798
JNL/MC JNL 5 FUND (B)	45	141	246	555

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

●	20% in the DowSM 10 Strategy, a dividend yielding strategy;
●	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
●	20% in the Global 15 Strategy, a dividend yielding strategy;
●	20% in the 25 Strategy, a dividend yielding strategy; and
●	20% in the Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.    The DowSM 10 Strategy invests in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.  The S&P® 10 Strategy invests in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500® Index.  The Global 15 Strategy invests in the common stocks of certain dividend-paying companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index and the Hang Seng Index.  The 25 Strategy invests in the common stocks of 25 dividend-paying companies selected from a subset of the stocks listed on the New York Stock Exchange.  The Select Small-Cap Strategy invests in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC JNL 5 FUND	1 Year	5 Years	Since Inception	Inception Date
JNL/MC JNL 5 FUND (A)	31.68%	17.14%	6.92%	Oct. 04, 2004
JNL/MC JNL 5 FUND (A) SP 500 Index	32.39%	17.94%	7.65%	Oct. 04, 2004
JNL/MC JNL 5 FUND (B)	31.96%	17.40%	7.13%	Oct. 04, 2004
JNL/MC JNL 5 FUND (B) SP 500 Index	32.39%	17.94%	7.65%	Oct. 04, 2004

JNL/MC JNL 5 FUND | JNL/MC JNL 5 FUND (A)

JNL/MC JNL 5 FUND | JNL/MC JNL 5 FUND (B)

JNL/MC JNL OPTIMIZED 5 FUND
Investment Objective.
The investment objective of the Fund is capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MC JNL OPTIMIZED 5 FUND		JNL/MC JNL OPTIMIZED 5 FUND (A)	JNL/MC JNL OPTIMIZED 5 FUND (B)
Management Fee		0.29%	0.29%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.19%	0.19%
Total Annual Fund Operating Expenses		0.68%	0.48%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MC JNL OPTIMIZED 5 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC JNL OPTIMIZED 5 FUND (A)	69	218	379	847
JNL/MC JNL OPTIMIZED 5 FUND (B)	49	154	269	604

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

●	25% in the Nasdaq® 25 Strategy;
●	25% in the Value Line® 30 Strategy;
●	24% in the European 30 Strategy;
●	14% in the Global 15 Strategy; and
●	12% in the 25 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.   The Nasdaq® 25 Strategy invests in the common stocks of 25 companies that are expected to have a potential for capital appreciation and are selected from stocks included in the Nasdaq-100 Index®.  The Value Line® 30 Strategy invests in the common stocks of 30 companies that Value Line gives a #1 ranking for “TimelinessTM,” which reflects Value Line’s view of companies’ probable price performance during the next six months relative to the other stocks ranked by Value Line®.  The European 30 Strategy invests in the common stocks of 30 companies that may be out of favor or undervalued and are selected from the MSCI Europe Index.  The Global 15 Strategy invests in the common stocks of certain dividend-paying companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index and the Hang Seng Index.  The 25 Strategy invests in the common stocks of 25 dividend-paying companies selected from a subset of the stocks listed on the New York Stock Exchange.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.  The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC JNL OPTIMIZED 5 FUND	1 Year	5 Years	Since Inception	Inception Date
JNL/MC JNL OPTIMIZED 5 FUND (A)	32.28%	16.37%	4.64%	May 01, 2006
JNL/MC JNL OPTIMIZED 5 FUND (A) SP 500 Index	32.39%	17.94%	6.91%	May 01, 2006
JNL/MC JNL OPTIMIZED 5 FUND (B)	32.58%	16.61%	4.85%	May 01, 2006
JNL/MC JNL OPTIMIZED 5 FUND (B) SP 500 Index	32.39%	17.94%	6.91%	May 01, 2006

JNL/MC JNL OPTIMIZED 5 FUND | JNL/MC JNL OPTIMIZED 5 FUND (A)

JNL/MC JNL OPTIMIZED 5 FUND | JNL/MC JNL OPTIMIZED 5 FUND (B)

JNL/Mellon Capital COMMUNICATIONS SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital COMMUNICATIONS SECTOR FUND		JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)
Management Fee		0.32%	0.32%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.18%	0.18%
Total Annual Fund Operating Expenses		0.70%	0.50%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	72	224	390	871
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)	51	160	280	628

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Telecommunications Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2013, the market capitalization range of the Dow Jones U.S. Telecommunications Index was $714 million to $183.757 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Telecommunications Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Telecommunications Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.  Because of the small number of securities in the Dow Jones U.S. Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund.  As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital COMMUNICATIONS SECTOR FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	21.02%	16.76%	8.25%
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A) Dow Jones US Telecommunications Index	14.13%	12.76%	7.69%
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)	21.34%	17.02%		7.49%	Mar. 05, 2004
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B) Dow Jones US Telecommunications Index	14.13%	12.76%		6.93%	Mar. 05, 2004

JNL/Mellon Capital COMMUNICATIONS SECTOR FUND | JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)

JNL/Mellon Capital COMMUNICATIONS SECTOR FUND | JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)

JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND		JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)	JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)
Management Fee		0.29%	0.29%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.18%	0.18%
Total Annual Fund Operating Expenses		0.67%	0.47%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)	68	214	373	835
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)	48	151	263	591

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Consumer Services Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2013, the market capitalization range of the Dow Jones U.S. Consumer Services Index was $714 million to $255.113 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Consumer Services Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Consumer Services Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)	41.11%	24.85%	8.87%
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A) Dow Jones US Consumer Services Index	42.17%	25.62%	9.53%
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)	41.38%	25.09%		8.83%	Mar. 05, 2004
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B) Dow Jones US Consumer Services Index	42.17%	25.62%		9.25%	Mar. 05, 2004

JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND | JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)

JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND | JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)

JNL/Mellon Capital FINANCIAL SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital FINANCIAL SECTOR FUND		JNL/Mellon Capital FINANCIAL SECTOR FUND (A)	JNL/Mellon Capital FINANCIAL SECTOR FUND (B)
Management Fee		0.29%	0.29%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.18%	0.18%
Total Annual Fund Operating Expenses		0.67%	0.47%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital FINANCIAL SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital FINANCIAL SECTOR FUND (A)	68	214	373	835
JNL/Mellon Capital FINANCIAL SECTOR FUND (B)	48	151	263	591

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Financial Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2013, the market capitalization range of the Dow Jones U.S. Financial Index was $1,073 million to $239.149 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Financials Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital FINANCIAL SECTOR FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital FINANCIAL SECTOR FUND (A)	33.35%	14.55%	1.40%
JNL/Mellon Capital FINANCIAL SECTOR FUND (A) Dow Jones US Financials Index	34.22%	14.39%	1.44%
JNL/Mellon Capital FINANCIAL SECTOR FUND (B)	33.52%	14.77%		0.84%	Mar. 05, 2004
JNL/Mellon Capital FINANCIAL SECTOR FUND (B) Dow Jones US Financials Index	34.22%	14.39%		0.67%	Mar. 05, 2004

JNL/Mellon Capital FINANCIAL SECTOR FUND | JNL/Mellon Capital FINANCIAL SECTOR FUND (A)

JNL/Mellon Capital FINANCIAL SECTOR FUND | JNL/Mellon Capital FINANCIAL SECTOR FUND (B)

JNL/Mellon Capital HEALTHCARE SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Mellon Capital HEALTHCARE SECTOR FUND		JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)	JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)
Management Fee		0.29%	0.29%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		0.66%	0.46%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Mellon Capital HEALTHCARE SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)	67	211	368	822
JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)	47	148	258	579

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Health Care Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2013, the market capitalization range of the Dow Jones U.S. Health Care Index was $918 million to $258.341 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Health Care Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital HEALTHCARE SECTOR FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)	40.99%	18.40%	8.56%
JNL/Mellon Capital HEALTHCARE SECTOR FUND (A) Dow Jones US Health Care Index	41.98%	19.20%	9.32%
JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)	41.20%	18.64%		8.36%	Mar. 05, 2004
JNL/Mellon Capital HEALTHCARE SECTOR FUND (B) Dow Jones US Health Care Index	41.98%	19.20%		8.85%	Mar. 05, 2004

JNL/Mellon Capital HEALTHCARE SECTOR FUND | JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)

JNL/Mellon Capital HEALTHCARE SECTOR FUND | JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)

JNL/MC OIL & GAS SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MC OIL & GAS SECTOR FUND		JNL/MC OIL & GAS SECTOR FUND (A)	JNL/MC OIL & GAS SECTOR FUND (B)
Management Fee		0.28%	0.28%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.18%	0.18%
Total Annual Fund Operating Expenses		0.66%	0.46%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MC OIL & GAS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC OIL & GAS SECTOR FUND (A)	67	211	368	822
JNL/MC OIL & GAS SECTOR FUND (B)	47	148	258	579

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Oil & Gas Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2013, the market capitalization range of the Dow Jones U.S. Oil & Gas Index was $1,159 million to $442.093 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Oil & Gas Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Oil & Gas Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC OIL & GAS SECTOR FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC OIL & GAS SECTOR FUND (A)	25.34%	14.06%	13.60%
JNL/MC OIL & GAS SECTOR FUND (A) Dow Jones US Oil & Gas Index	26.14%	14.05%	13.80%
JNL/MC OIL & GAS SECTOR FUND (B)	25.62%	14.29%		13.09%	Mar. 05, 2004
JNL/MC OIL & GAS SECTOR FUND (B) Dow Jones US Oil & Gas Index	26.14%	14.05%		13.18%	Mar. 05, 2004

JNL/MC OIL & GAS SECTOR FUND | JNL/MC OIL & GAS SECTOR FUND (A)

JNL/MC OIL & GAS SECTOR FUND | JNL/MC OIL & GAS SECTOR FUND (B)

JNL/MC TECHNOLOGY SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MC TECHNOLOGY SECTOR FUND		JNL/MC TECHNOLOGY SECTOR FUND (A)	JNL/MC TECHNOLOGY SECTOR FUND (B)
Management Fee		0.29%	0.29%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.18%	0.18%
Total Annual Fund Operating Expenses		0.67%	0.47%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MC TECHNOLOGY SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC TECHNOLOGY SECTOR FUND (A)	68	214	373	835
JNL/MC TECHNOLOGY SECTOR FUND (B)	48	151	263	591

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2013, the market capitalization range of the Dow Jones U.S. Technology Index was $1,215 million to $500.681billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Technology Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
 The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2013
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC TECHNOLOGY SECTOR FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC TECHNOLOGY SECTOR FUND (A)	26.18%	20.77%	6.55%
JNL/MC TECHNOLOGY SECTOR FUND (A) Dow Jones US Technology Index	26.97%	21.42%	7.28%
JNL/MC TECHNOLOGY SECTOR FUND (B)	26.46%	21.02%		6.82%	Mar. 05, 2004
Dow Jones US Technology Index	26.97%	21.42%		7.36%	Mar. 05, 2004

JNL/MC TECHNOLOGY SECTOR FUND | JNL/MC TECHNOLOGY SECTOR FUND (A)

JNL/MC TECHNOLOGY SECTOR FUND | JNL/MC TECHNOLOGY SECTOR FUND (B)